Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation and employee benefits	$ 2,189	$ 2,999	$ 2,859
Customer advances		0	471
Accrued professional services	1,243	1,909	497
Financed insurance	912	0
Accrued valued added and other taxes	508	399	400
Accruals for purchases received	607	751	550
Current operating lease liabilities	483	593	0
Accrued TAS legal settlement	0	325	0
Other current liabilities	1,414	968	845
Accrued expenses and other current liabilities	$ 7,356	$ 7,944	$ 5,622